ENTITY-WIDE DISCLOSURE (Tables)	12 Months Ended
Dec. 31, 2016
Risks and Uncertainties [Abstract]
Schedule of total revenues based on the country and revenues from major customers that amount to 10% or more of total revenues
	Year ended December 31,
	2016	2015	2014
	U.S. dollars in thousands
North America, mainly USA	154,858	111,334	77,680
Japan	4,583	7,234	2,476
South Korea	21,457	16,265	3,293
Germany	23,047	11,229	3,237
Sweden	29,041	28,541	16,356
United Kingdom	42,252	31,402	20,404
EUROPE – other	6,587	6,471	3,380
Israel	57,950	20,533	12,512
APAC – other	16,718	5,790	2,706
South America	1,288	1,867	1,267
Africa	381	206	326
	358,162	240,872	143,637

	Year ended December 31,
	2016	2015	2014
	U.S. dollars in thousands
Revenues from major customers	189,197	139,975	103,713
Percent of total revenues
Customer A	30%	31%	33%
Customer B	15%	15%	23%
Customer C	*	12%	11%

*
Less than 10%.